REVENUE (Narrative) (Details)	12 Months Ended
Aug. 31, 2020
Revenue [abstract]
Information about major customers	During the year ended August 31, 2020, the Company had three customers (August 31, 2019 - two customers) that individually represented more than 10% of the Company's net revenue.